Asset Retirement Obligations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Asset Retirement Obligations [Abstract]
Reconciliation Of Beginning And Ending Aggregate Carrying Amount Of Asset Retirement Obligation

	March 31,	December 31,
(Thousands of dollars)	2014	2013
Balance at beginning of period	$17,130	$15,401
Accretion expense	297	1,096
Liabilities incurred	178	633
Balance at end of period	$17,605	$17,130

	December 31,
(Thousands of dollars)	2013	2012
Balance at beginning of period	$15,401	13,190
Accretion expense	1,096	980
Liabilities incurred	633	1,231
Balance at end of period	$17,130	15,401